Equity Method Investments	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Equity Method Investments

Note 9: Equity Method Investments

Equity method investments in the consolidated statement of financial position were $202 million and $269 million as of December 31, 2025 and 2024, respectively. The Company’s share of post-tax (losses) earnings in equity method investments in the consolidated income statement were $(28) million and $40 million for the year ended December 31, 2025 and 2024, respectively.

As of December 31, 2025, total equity method investments primarily included the Company's investment in 3 Times Square Associates LLC (“3XSQ Associates”) and the Company’s ownership interest in a company affiliated with Pagero, which was acquired in January 2024 (see note 30).

In June 2023, the Company sold a majority interest in its Elite business, a provider of financial and practice management solutions to law firms, to TPG, a global alternative asset management firm, and retained a 19.9% minority interest with board representation. In September 2025, the Company sold its remaining equity interest in Elite for proceeds of $231 million, which was presented as an investing activity in the consolidated statement of cash flow.

In May 2024, the Company sold all of its remaining LSEG shares that it indirectly owned through its direct investment in York Parent Limited and its subsidiaries (“YPL”), which, from the date the remaining shares were sold, was no longer a material associate of the Company. For the full year of 2024, the Company sold 16.0 million shares of LSEG and received $1,854 million of gross proceeds, which included $24 million received from the settlement of foreign exchange contracts (see note 20). All the proceeds of such sales, including amounts related to the settlement of the foreign exchange contracts, were presented as investing activities in the consolidated statement of cash flow.

The investment in LSEG was subject to equity accounting because the LSEG shares were held through YPL, over which the Company had significant influence. As YPL owned only the financial investment in LSEG shares, which the parties intended to sell over time, and was not involved in operating LSEG, the investment in LSEG shares held by YPL was accounted for at fair value, based on the share price of LSEG. Proceeds from sales of LSEG shares were recorded as a reduction of the Company’s investment (excluding amounts related to the settlement of the foreign exchange contracts) and presented as investing activities in the consolidated statement of cash flow.

The Company’s share of post-tax earnings (losses) in its YPL investment was comprised of the following items in 2024:

Year ended December 31,
(millions of U.S. dollars)	2024
Decrease in LSEG share price	(86)
Foreign exchange losses on LSEG shares	(3)
Dividend income	6
Gain from call options	22
Historical excluded equity adjustment(1)	129
YPL - Share of post-tax earnings in equity method investments	68

(1)
Represents income from the recognition of the remaining cumulative impact of equity transactions that were excluded from the Company’s investment in YPL.

Set forth below is summarized financial information for 100% of YPL for the six months ended June 30, 2024 when YPL was a material associate of the Company.

Six months ended June 30,
(millions of U.S. dollars)	2024
Mark-to-market of LSEG shares	(394)
Dividend income	32
Gain from call options	92
Net loss	(270)
Total comprehensive loss	(270)